Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,482,000.00
Previously Paid Amount	0.00
Total Fee Amount	204.66
Total Offset Amount	0.00
Net Fee	204.66
Narrative - Max Aggregate Offering Price	$ 1,482,000.00
Final Prospectus	true